MARKETABLE SECURITIES (Schedule of classified marketable securities) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Fair Value	$ 2,062,205	$ 1,461,504
Noncurrent [Member]
Cost	1,661,664	1,164,472
Gross Unrealized Gains	401,895	299,752
Gross Unrealized Losses	1,354	2,720
Fair Value	2,062,205	1,461,504
Noncurrent [Member] | Mutual Funds [Member]
Cost	551,573	719,245
Gross Unrealized Gains	143,026	131,639
Gross Unrealized Losses		2,720
Fair Value	694,599	848,164
Noncurrent [Member] | Corporate Equity Securities [Member]
Cost	1,110,091	445,227
Gross Unrealized Gains	258,869	168,113
Gross Unrealized Losses	1,354
Fair Value	$ 1,367,606	$ 613,340